Schedule of Investments

The ARK Israel Innovative Technology ETF

October 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–97.3%

Aerospace & Defense - 4.1%
Elbit Systems Ltd. (Israel)	9,892	$2,002,167
RADA Electronic Industries Ltd. (Israel)*	197,947	2,276,391
Total Aerospace & Defense		4,278,558

Biotechnology - 2.2%
UroGen Pharma Ltd.*	193,474	2,292,667

Communications Equipment - 12.9%
AudioCodes Ltd. (Israel)	106,226	2,140,454
Ceragon Networks Ltd. (Israel)*	1,124,708	2,024,475
Gilat Satellite Networks Ltd. (Israel)*	405,340	2,456,360
Ituran Location and Control Ltd. (Israel)	90,635	2,173,427
Radware Ltd. (Israel)*	92,263	2,123,894
Silicom Ltd. (Israel)*	58,042	2,592,156
Total Communications Equipment		13,510,766

Diversified Telecommunication - 2.0%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	1,188,063	2,104,087

Entertainment - 1.9%
Playtika Holding Corp.*	216,382	2,044,810

Health Care Equipment & Supplies - 4.6%
Inmode Ltd.*	63,593	2,182,511
Nano-X Imaging Ltd. (Israel)*	185,414	2,632,879
Total Health Care Equipment & Supplies		4,815,390

Hotels, Restaurants & Leisure - 2.2%
Fattal Holdings 1998 Ltd. (Israel)*	22,756	2,315,174

Interactive Media & Services - 2.0%
Taboola.com Ltd. (Israel)*	1,161,860	2,044,874

Internet & Direct Marketing Retail - 2.2%
Fiverr International Ltd.*	75,814	2,346,443

IT Services - 9.8%
HUB Cyber Security Israel Ltd. (Israel)*	1,139,646	2,096,390
Malam - Team Ltd. (Israel)	89,489	2,035,919
Matrix IT Ltd. (Israel)	95,126	2,053,250
One Software Technologies Ltd. (Israel)	136,826	1,895,440
Wix.com Ltd. (Israel)*	26,021	2,188,366
Total IT Services		10,269,365

Life Sciences Tools & Services - 2.2%
Compugen Ltd. (Israel)*	2,368,008	2,253,870

Media - 2.0%
Perion Network Ltd. (Israel)*	89,842	2,045,702

Pharmaceuticals - 4.1%
Taro Pharmaceutical Industries Ltd.*	66,720	1,996,930
Teva Pharmaceutical Industries Ltd. (Israel)*(a)	254,609	2,271,112
Total Pharmaceuticals		4,268,042

Professional Services - 2.0%
Danel Adir Yeoshua Ltd. (Israel)	18,082	2,098,066

Semiconductors & Semiconductor Equipment - 6.0%
Camtek Ltd. (Israel)*	89,898	2,069,452
Nova Ltd. (Israel)*	28,896	2,129,924
Tower Semiconductor Ltd. (Israel)*	48,108	2,057,098
Total Semiconductors & Semiconductor Equipment		6,256,474

Software - 31.0%
Allot Ltd. (Israel)*	532,939	2,099,780
Cellebrite DI Ltd. (Japan)*	464,165	2,241,917
Check Point Software Technologies Ltd. (Israel)*	18,370	2,373,955
Cognyte Software Ltd. (Israel)*	738,360	2,008,339
CyberArk Software Ltd.*	13,786	2,163,161
Hilan Ltd. (Israel)	38,778	2,032,428
ironSource Ltd., Class A (Israel)*	624,807	2,018,127
JFrog Ltd. (Israel)*	84,689	2,151,101
Magic Software Enterprises Ltd. (Israel)	134,440	2,091,809
Monday.com Ltd.*	21,544	2,303,915
Nice Ltd. (Israel)*(a)	10,837	2,057,838
Riskified Ltd., Class A*	515,045	2,291,950
Sapiens International Corp. NV (Israel)	108,420	2,132,621
SimilarWeb Ltd. (Israel)*	329,095	2,053,553
WalkMe Ltd. (Israel)*	269,285	2,402,022
Total Software		32,422,516

Technology Hardware, Storage & Peripherals - 2.1%
Stratasys Ltd.*	152,078	2,200,569

Wireless Telecommunication Services - 4.0%
Cellcom Israel Ltd. (Israel)*	420,772	2,110,082
Partner Communications Co. Ltd. (Israel)*	273,859	2,065,442
Total Wireless Telecommunication Services		4,175,524
Total Common Stocks (Cost $147,123,510)		101,742,897
MONEY MARKET FUND–0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91% (b) (Cost $266,984)	266,984	266,984
Total Investments–97.6% (Cost $147,390,494)		102,009,881
Other Assets in Excess of Liabilities–2.4%		2,506,485
Net Assets–100.0%		$104,516,366

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2022.

Country	Value	% of Net Assets
Israel	$79,678,024	76.2%
Japan	2,241,917	2.2
United States	20,089,940	19.2
Total Investments	102,009,881	97.6
Other Assets in Excess of Liabilities	2,506,485	2.4
Net Assets	$104,516,366	100.0%

Schedule of Investments (continued)

The ARK Israel Innovative Technology ETF

October 31, 2022 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2022, based upon the three levels defined above:

The ARK Israel Innovative Technology ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$101,742,897	$–	$–	$101,742,897
Money Market Fund	266,984	–	–	266,984
Total	$102,009,881	$–	$–	$102,009,881

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.